Equity (Details) - USD ($)					1 Months Ended								12 Months Ended
	Dec. 01, 2022	Jul. 10, 2022	Jul. 01, 2022	Jul. 08, 2020	May 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 05, 2021	Jun. 29, 2021	May 17, 2021	Oct. 30, 2020
Equity (Details) [Line Items]
Common stock, shares issued													32,857,329	28,926,322			50,000
Consulting and advisory services value per share (in Dollars per share)						$ 2.26											$ 5
Agreement, description											In January 2021, WallachBeth entered into a consulting agreement with the Company pursuant to which the Company engaged WallachBeth to conduct due diligence and research work with respect to the Company.
Common stock , shares										1,111,112
Convertible promissory note value (in Dollars)												$ 2,500,000
Public offering , description																On August 5, 2021, the Company closed its public offering (the “Public Offering”) of 1,100,000 units (the “Units”), with each Unit consisting of one share of the Company’s common stock, one Series A warrant (the “Series A Warrants”) to purchase one share of common stock at an exercise price equal to $6.30 per share, exercisable until the fifth anniversary of the issuance date, and one Series B warrant (the “Series B Warrants,” and together with the Series A Warrants, the “Public Warrants”) to purchase one share of common stock at an exercise price equal to $10.00 per share, exercisable until the fifth anniversary of the issuance date; the exercise price of the Public Warrants are subject to certain adjustment and cashless exercise provisions as described therein. The Company completed the Public Offering pursuant to its registration statement on Form S-1 (File No. 333-255112), originally filed with the Securities and Exchange Commission (the “SEC”) on April 8, 2021 (as amended, the “Original Registration Statement”), that the SEC declared effective on August 2, 2021 and the registration statement on Form S-1 (File No. 333-258404) that was filed and automatically effective on August 4, 2021 (the “S-1MEF,” together with the Original Registration Statement, the “Registration Statement”). The Units were priced at $6.25 per Unit, before underwriting discounts and offering expenses, resulting in gross proceeds of $6,875,000.
Issuance of common stock for debt (in Dollars)													$ 3,663,925	$ 11,119,452
Gross proceeds from exercise of warrants (in Dollars)								$ 4,244,452
Aggregate common stock shares								673,605
Service fee (in Dollars)							$ 4,296,763	$ 1,478,590											$ 1,090,361
Price per share (in Dollars per share)																		$ 2.25
Common shares, issued						75,000
Consulting and advisory services amount (in Dollars)					$ 556,075	$ 169,500
Shares issued					2,000,000
Gross proceeds (in Dollars)					$ 4,220,000
Warrants term					5 years
Shares of common stock					2,000,000
Exercisable price per share (in Dollars per share)					$ 2.45
IPO [Member]
Equity (Details) [Line Items]
Common stock issued to professional investors									2,354,145
Issuance of common stock for debt (in Dollars)									$ 6,875,000
Legal fees (in Dollars)									$ 850,429
Private Placement [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)							$ 3.29
Series A Warrants [Member]
Equity (Details) [Line Items]
Warrants exercised								673,405
Warrants exercise price (in Dollars per share)								$ 6.3
Series B Warrants [Member]
Equity (Details) [Line Items]
Warrants exercised								200
Warrants exercise price (in Dollars per share)								$ 10
Common Stock [Member]
Equity (Details) [Line Items]
Offering per share (in Dollars per share)					$ 2.11
Consulting Agreement [Member] | Minimum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)								$ 2.31
View Trade Securities Inc. [Member]
Equity (Details) [Line Items]
Placement agent agreement, description				Pursuant to the agreement, the Company agreed to pay View Trade 60,000 restricted common shares of the Company and 60,000 warrants to purchase common shares of the Company at an exercise price of $6 per share for a period of 5 years with cashless exercise provision.
Common stock, shares issued															60,000
Consulting fees (in Dollars)															$ 135,000
Restricted common shares																	6,000
WallachBeth Capital LLC [Member]
Equity (Details) [Line Items]
Shares issued																	6,000
Consulting Agreement [Member]
Equity (Details) [Line Items]
Unrestricted common shares								316,934
Consulting Agreement [Member] | Maximum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)								$ 6.3
securities purchase agreement [Member]
Equity (Details) [Line Items]
Unrestricted common shares							1,306,007
Barlew Holdings, LLC [Member]
Equity (Details) [Line Items]
Shares of common stock		75,000
Inverlew Advisors, LLC [Member]
Equity (Details) [Line Items]
Shares of common stock			250,000
Share Exchange Agreement [Member]
Equity (Details) [Line Items]
Common stock issued post-stock split	125,000
Common stock issued pre-stock split	100,000